Note 7 - Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of exploration and evaluation asset [text block]
	Tuligtic	Other Property	Total
Exploration and evaluation assets	$	$	$
Acquisition costs:
Opening balance - (December 31, 2018)	9,159,951	1	9,159,952
Additions	300,323	-	300,323
Closing balance - (December 31, 2019)	9,460,274	1	9,460,275
Deferred exploration costs:
Opening balance - (December 31, 2018)	45,518,518	-	45,518,518
Costs incurred during the year
Drilling and related costs	9,948	-	9,948
Professional/technical fees	74,921	-	74,921
Claim maintenance/lease costs	165,420	-	165,420
Geochemical, metallurgy	150,881	-	150,881
Technical studies	807,270	-	807,270
Travel and accommodation	470,815	-	470,815
Geology, geophysics and exploration	233,067	-	233,067
Supplies and miscellaneous	112,492	-	112,492
Environmental and permit	262,538	-	262,538
Value-added tax (Note 4)	276,407		276,407
Refund - Value-added tax	(67,922)	-	(67,922)
Impairment of deferred exploration costs	(501,620)	-	(501,620)
Total deferred exploration costs during the year	1,994,217	-	1,994,217
Closing balance - (December 31, 2019)	47,512,735	-	47,512,735
Total exploration and evaluation assets	56,973,009	1	56,973,010
	Tuligtic	Other Property	Total
Exploration and evaluation assets	$	$	$
Acquisition costs:
Opening balance - (December 31, 2017)	7,537,577	1	7,537,578
Additions	1,622,374	-	1,622,374
Closing balance - (December 31, 2018)	9,159,951	1	9,159,952
Deferred exploration costs:
Opening balance - (December 31, 2017)	37,266,620	-	37,266,620
Costs incurred during the year
Drilling and related costs	993,311	-	993,311
Professional/technical fees	59,038	-	59,038
Claim maintenance/lease costs	145,524	-	145,524
Geochemical, metallurgy	742,157	-	742,157
Technical studies	4,510,034	-	4,510,034
Travel and accommodation	457,968	-	457,968
Geology, geophysics and exploration	568,476	-	568,476
Supplies and miscellaneous	168,725	-	168,725
Environmental and permit	161,671	-	161,671
Value-added tax (Note 4)	444,994	-	444,994
Total deferred exploration costs during the year	8,251,898	-	8,251,898
Closing balance - (December 31, 2018)	45,518,518	-	45,518,518
Total exploration and evaluation assets	54,678,469	1	54,678,470